Investment properties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Increase (Decrease) in Fair Value

	31 December	31 December
	2021	2020
Cost
Opening balance	37,079	46,283
Addition	—	—
Disposal	—	(15,985)
Transfer to property, plant and equipment	14,021	6,781
Closing balance	51,100	37,079
Accumulated depreciation
Opening balance	(23,404)	(30,000)
Transfer to property, plant and equipment	(9,999)	(5,528)
Depreciation and impairment charges during the year	(1,109)	(697)
Disposal	—	12,821
Closing balance	(34,512)	(23,404)

Net book amount	16,588	13,675

Summary of Investment Properties and Information About Fair Value Hierarchy

31 December 2021	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	52,725	Income capitalization approach
Investment properties in Ankara	—	32,315	—	Market approach
Investment properties in Istanbul	—	6,705	—	Market approach
Investment properties in Adana	—	3,765	—	Market approach
Investment properties in Aydin	—	3,600	—	Market approach
	—	46,385	52,725

31 December 2020	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	22,340	Income capitalization approach
Investment properties in Ankara	—	15,160	—	Market approach
Investment properties in Aydin	—	2,515	—	Market approach
	—	17,675	22,340